PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment
Property and equipment consisted of the following:

	As of December 31,
	2017	2018
	US$	US$

Buildings	576,467	701,413
Office equipment	24,892	21,358
Motor vehicles	1,408	1,427
Leasehold improvement	16,244	18,152
Land	50,731	50,731

Total	669,742	793,081
Less: Accumulated depreciation	(78,187)	(99,340)

Construction in progress	30,590	34,571

	622,145	728,312

Cost of construction in progress
The Company capitalized interest cost as a component of the cost of construction in progress as follows:

	As of December 31,
	2017	2018
	US$	US$

Interest cost capitalized	756	-
Interest cost charged against income	16,153	21,174
Total interest cost incurred	16,909	21,174